Other financial assets and financial liabilities - Other financial assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Foreign exchange portfolio	R$ 2,145,174	R$ 331,563
Receivables from IFAs	172,884	177,895
Compulsory and other deposits at central banks	1,119,169	0
Other financial assets	131,071	1,723
(-) Expected losses on other financial assets	(51,109)	(49,666)
Total	3,517,189	461,515
Current	2,791,244	331,563
Non-current	R$ 725,945	R$ 129,952